Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2021
Land and Land Improvements [Abstract]
Summary of Land Use Rights And Related Accumulated Amortization
Land use rights and related accumulated amortization consisted of the following:

	As of December 31,
	2020	2021
Land use rights	264,886	620,065
Less: Accumulated amortization	(14,952)	(24,594)

Total land use rights, net	249,934	595,471